Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Total non-current borrowings	$ 46,724	$ 447,323
Total current borrowings	15,409	117,668
Borrowings total amount	62,133	564,991	$ 670,906
At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	59,036	453,121
NCN [Member]
Statement [Line Items]
Borrowings total amount	51,884	474,404
NCN [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	48,778	378,531
Bank loans [Member]
Statement [Line Items]
Borrowings total amount	3,116	84,521
Other Borrowings [Member]
Statement [Line Items]
Borrowings total amount	1,383	1,980
Other Borrowings [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	1,383	2,420
AABE Debt [Member]
Statement [Line Items]
Borrowings total amount	258	273
AABE Debt [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	258	273
Loans with Non-controlling Interests [Member]
Statement [Line Items]
Borrowings total amount	208	166
Loans with Non-controlling Interests [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	208	166
Bank Overdrafts [Member]
Statement [Line Items]
Borrowings total amount	5,284	3,647
Bank Overdrafts [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	5,280	3,647
Bank Loans [Member] | At Fair Value [Member]
Statement [Line Items]
Borrowings total amount	$ 3,129	$ 68,084